Debt - Summary of Short- and Long-Term Debt (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 500,677,052	$ 510,589,480
Less: Short-term debt and current portion of long-term debt	160,963,603	102,024,414	$ 9,528
Long-term debt	339,713,449	408,565,066	$ 20,109
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	74,466,141	71,560,463
Less: Short-term debt and current portion of long-term debt	65,141,774	65,325,561
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 143,528,274	$ 164,945,155
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.625% maturing 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.625%	3.625%	3.625%
Borrowings maturity	2029	2029
Total Debt	$ 16,893,500	$ 19,414,300
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.375% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%	6.375%	6.375%
Borrowings maturity	2035	2035
Total Debt	$ 16,578,098	$ 19,051,835
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%	6.125%
Borrowings maturity	2037	2037
Total Debt	$ 6,237,503	$ 7,168,245
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%	6.125%
Borrowings maturity	2040	2040
Total Debt	$ 33,711,148	$ 38,741,430
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2042	2042
Total Debt	$ 19,427,525	$ 22,326,445
U.S. dollars [member] | Fixed-rate Senior notes interest rate 4.375% maturing 2049 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2049	2049
Total Debt	$ 21,116,875	$ 24,267,875
U.S. dollars [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.05%
Borrowings maturity		2023
Total Debt		$ 491,750
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 2.875% Maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.875%	2.875%	2.875%
Borrowings maturity	2030	2030
Total Debt	$ 16,893,500	$ 19,414,300
U.S. dollars [member] | Fixed rate senior notes interest rate 4.700% maturing 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.70%	4.70%	4.70%
Borrowings maturity	2032	2032
Total Debt	$ 12,670,125	$ 14,560,725
Mexican pesos [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 89,926,765	$ 53,554,397
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 7.125% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.125%	7.125%	7.125%
Borrowings maturity	2024	2024
Total Debt	$ 11,000,000	$ 11,000,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	0.00%	0.00%
Borrowings maturity	2025	2025
Total Debt	$ 5,930,385	$ 5,683,928
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 8.460% Maturing 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.46%	8.46%	8.46%
Borrowings maturity	2036	2036
Total Debt	$ 7,871,700	$ 7,871,700
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.36%	8.36%	8.36%
Borrowings maturity	2037	2037
Total Debt	$ 4,964,352	$ 4,964,352
Mexican pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2024	2023
Total Debt	$ 52,680,000	$ 43,580,000
Mexican pesos [member] | Domestic senior notes interest rate 0.050% maturing 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.05%
Interbank certificate of deposit interest rate basis		TIIE + 0.050%
Borrowings maturity		2024
Total Debt		$ 1,920,231
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.300% Maturing 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.30%
Interbank certificate of deposit interest rate basis		TIIE + 0.300%
Borrowings maturity		2025
Total Debt		$ 335,731
Mexican pesos [member] | Domestic Senior Notes Interest Rate 9.520% Maturing 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.52%	9.52%	9.52%
Borrowings maturity	2032	2032
Total Debt	$ 14,679,166	$ 14,679,166
Mexican pesos [member] | Domestic Senior Notes Interest Rate 4.840% Maturing 2037 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.84%	4.84%	4.84%
Borrowings maturity	2037	2037
Total Debt	$ 10,578,733	$ 7,099,289
Mexican pesos [member] | Commercial Paper Two Interest Rate 11.439% Maturing 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	11.439%		11.439%
Borrowings maturity	2024
Total Debt	$ 200,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 9.350% Maturing 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	9.350%
Borrowings maturity	2028
Total Debt	$ 11,016,086
Mexican pesos [member] | Domestic Senior Notes Interest Rate 9.500% Maturing 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.50%		9.50%
Borrowings maturity	2031
Total Debt	$ 17,000,000
Mexican pesos [member] | Domestic Senior Notes One Variable Interest Rate Spread 0.02% Maturing In Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.02%		0.02%
Interbank certificate of deposit interest rate basis	TIIE + 0.020%
Borrowings maturity	2024
Total Debt	$ 1,356,693
Mexican pesos [member] | Domestic Senior Notes One Variable Interest Rate Spread 0.05% Maturing In Two Thousand And Twenty Four [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.05%		0.05%
Interbank certificate of deposit interest rate basis	TIIE + 0.050%
Borrowings maturity	2024
Total Debt	$ 1,920,231
Mexican pesos [member] | Domestic Senior Notes One Variable Interest Rate Spread 0.05% Maturing In Two Thousand And Twenty Five [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.05%		0.05%
Interbank certificate of deposit interest rate basis	TIIE + 0.050%
Borrowings maturity	2025
Total Debt	$ 3,000,000
Mexican pesos [member] | Domestic Senior Notes One Variable Interest Rate Spread 0.300% Maturing In Two Thousand And Twenty Five [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.30%		0.30%
Interbank certificate of deposit interest rate basis	TIIE + 0.300%
Borrowings maturity	2025
Total Debt	$ 409,419
Mexican pesos [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.30%	0.28%	0.30%
Interbank certificate of deposit interest rate basis	TIIE + 0.300%	TIIE + 0.280%
Mexican pesos [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.79%	0.58%	0.79%
Interbank certificate of deposit interest rate basis	TIIE + 0.790%	TIIE + 0.580%
Euros [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 111,553,842	$ 129,358,533
Euros [member] | Commercial Paper Two Variable Interest Rate From 2.010 % To 2.270% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2023
Total Debt		$ 2,597,875
Euros [member] | Fixed rate senior notes interest rate 3.500% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.50%
Borrowings maturity		2023
Total Debt		$ 6,234,902
Euros [member] | Fixed rate senior notes interest rate 3.259% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.259%
Borrowings maturity		2023
Total Debt		$ 15,587,256
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2024	2024
Total Debt	$ 15,851,424	$ 17,665,557
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2026	2026
Total Debt	$ 13,986,551	$ 15,587,256
Euros [member] | Fixed rate senior notes interest rate 0.750% maturing 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.75%	0.75%	0.75%
Borrowings maturity	2027	2027
Total Debt	$ 14,095,366	$ 15,708,525
Euros [member] | Fixed rate senior notes interest rate 2.125% maturing 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%	2.125%	2.125%
Borrowings maturity	2028	2028
Total Debt	$ 11,122,292	$ 12,395,194
Euros [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest basis	Euribor 1M + 1.3% & 4.320%	2.083% - 2.650%
Total Debt	$ 10,443,291
Euros [member] | Exchangable Bonds Interest Rate 0.000% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%
Borrowings maturity		2024
Total Debt		$ 43,581,968
Euros [member] | Commercial Paper Two Variable Interest Rate From 4.110% To 4.210% Maturing 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2024
Total Debt	$ 9,510,854
Euros [member] | Exchangeable Bond One Interest Rate 0.000 Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%		0.00%
Borrowings maturity	2024
Total Debt	$ 37,662,984
Euros [member] | Fixed Rate Senior notes interest rate 5.250% maturing 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.25%		5.25%
Borrowings maturity	2028
Total Debt	$ 9,324,371
Euros [member] | Bottom of range [member] | Commercial Paper Two Variable Interest Rate From 2.010 % To 2.270% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment		2.01%
Euros [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.30%	2.083%	1.30%
Borrowings maturity	2024	2023
Total Debt		$ 17,052,458
Euros [member] | Bottom of range [member] | Commercial Paper Two Variable Interest Rate From 4.110% To 4.210% Maturing 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.11%		4.11%
Euros [member] | Top of range [member] | Commercial Paper Two Variable Interest Rate From 2.010 % To 2.270% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment		2.27%
Euros [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.32%	2.65%	4.32%
Borrowings maturity	2028	2024
Euros [member] | Top of range [member] | Commercial Paper Two Variable Interest Rate From 4.110% To 4.210% Maturing 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.21%		4.21%
Pound sterling [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 47,315,652	$ 51,608,257
Pound sterling [member] | Fixed rate senior notes interest rate 5.000% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%	5.00%	5.00%
Borrowings maturity	2026	2026
Total Debt	$ 10,753,557	$ 11,729,149
Pound sterling [member] | Fixed rate senior notes interest rate 5.750% maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.75%	5.75%	5.75%
Borrowings maturity	2030	2030
Total Debt	$ 13,979,625	$ 15,247,894
Pound sterling [member] | Fixed rate senior notes interest rate 4.948% maturing 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.948%	4.948%	4.948%
Borrowings maturity	2033	2033
Total Debt	$ 6,452,134	$ 7,037,490
Pound sterling [member] | Fixed rate senior notes interest rate 4.375% maturing 2041 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2041	2041
Total Debt	$ 16,130,336	$ 17,593,724
Brazilian reais [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 28,788,006	$ 33,673,729
Brazilian reais [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		13.32%
Borrowings maturity		2023
Total Debt		$ 6,105,177
Brazilian reais [member] | Debenture CDI + 1.350% Maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.35%
Interbank certificate of deposit interest rate basis		CDI + 1.350%
Borrowings maturity		2023
Total Debt		$ 9,302,135
Brazilian reais [member] | Promissory Note CDI + 1.000% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.00%
Interbank certificate of deposit interest rate basis		CDI + 1.000%
Borrowings maturity		2023
Total Debt		$ 2,976,683
Brazilian reais [member] | Debenture CDI + 1.400% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.40%	1.40%	1.40%
Interbank certificate of deposit interest rate basis	CDI + 1.400%	CDI + 1.400%
Borrowings maturity	2024	2024
Total Debt	$ 14,830,185	$ 15,813,630
Brazilian reais [member] | Debenture CDI + 1.370% Maturing 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.37%	1.37%	1.37%
Interbank certificate of deposit interest rate basis	CDI + 1.370%	CDI + 1.370%
Borrowings maturity	2025	2025
Total Debt	$ 5,234,183	$ 5,581,281
Brazilian reais [member] | Debenture CDI + 1.100% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.10%		1.10%
Interbank certificate of deposit interest rate basis	CDI + 1.100%
Borrowings maturity	2024
Total Debt	$ 3,489,455
Brazilian reais [member] | Debenture CDI + 1.350% Maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.35%		1.35%
Interbank certificate of deposit interest rate basis	CDI + 1.350%
Borrowings maturity	2026
Total Debt	$ 5,234,183
Japanese yen [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 1,557,115	$ 1,924,847
Japanese yen [member] | Fixed rate senior notes interest rate 2.950% maturing 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.95%	2.95%	2.95%
Borrowings maturity	2039	2039
Total Debt	$ 1,557,115	$ 1,924,847
Chilean pesos [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 3,541,257	$ 3,964,099
Chilean pesos [member] | Fixed rate senior notes interest rate 4.000% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%	4.00%	4.00%
Borrowings maturity	2035	2035
Total Debt	$ 3,541,257	$ 3,964,099
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 5,098,372	5,888,946
Less: Short-term debt and current portion of long-term debt		102,024,414
Long-term debt		$ 408,565,066
Other currencies [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		11.00%
Borrowings maturity		2023
Total Debt		$ 23,543
Peruvian Soles [Member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.00%
Borrowings maturity	2024	2023
Total Debt	$ 11,342,850	$ 4,142,056
Peruvian Soles [Member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.83%		7.83%
Peruvian Soles [Member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.01%		8.01%
Colombia, Pesos | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.25%
Interbank certificate of deposit interest rate basis		IBR + 2.25%
Borrowings maturity		2023
Total Debt		$ 165,479